Fair Value Measurements (Financial Instruments Not Carried at Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets not carried at fair value [Abstract]
Policy loans	$ 1,997		$ 2,001
Carrying value	6,711		5,728
Level 2 [Member]
Liabilities not carried at fair value [Abstract]
Senior notes	5,706	[1]	4,481	[1]
Junior subordinated debentures	1,100	[1]	500	[1]
Level 3 [Member]
Assets not carried at fair value [Abstract]
Policy loans	1,997		2,001
Carrying value	6,711		5,728
Liabilities not carried at fair value [Abstract]
Other policyholder funds and benefits payable	9,558	[2]	10,343	[2]
Private placement junior subordinated debentures		[1]	1,235	[1]
Consumer notes	159	[3]	310	[3]
Policy loans [Member] | Level 3 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Loans Receivable, Fair Value Disclosure	2,165		2,153
Mortgage Loans [Member] | Level 3 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Loans Receivable, Fair Value Disclosure	6,933		5,977
Other policyholder funds and benefits payable [Member] | Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Notes Payable, Fair Value Disclosure	9,910	[2]	11,238	[2]
Senior Notes [Member] | Level 2 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Notes Payable, Fair Value Disclosure	7,071	[1]	4,623	[1]
Junior Subordinated Debentures [Member] | Level 2 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Notes Payable, Fair Value Disclosure	1,265	[1]	498	[1]
Private Placement Junior Subordinated Debentures [Member] | Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Notes Payable, Fair Value Disclosure		[1]	1,932	[1]
Consumer Notes [Member] | Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Notes Payable, Fair Value Disclosure	$ 159	[3]	$ 305	[3]

[1]	Included in long-term debt in the Consolidated Balance Sheets, except for current maturities, which are included in short-term debt.
[2]	Excludes guarantees on variable annuities, group accident and health and universal life insurance contracts, including corporate owned life insurance.
[3]	Excludes amounts carried at fair value and included in preceding disclosures.